Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow from Operating Activities:
Net and comprehensive loss	$ (184,462)	$ (6,026)
Adjustments to reconcile net and comprehensive loss to net cash used in operating activities :
Non-cash expenses		0
Stock and warrants issued to third parties for services	3,548	0
Impairment of intangible asset	889	0
Depreciation and amortization	171	14
Amortization of debt issuance costs and discounts	346	0
Share-based compensation	10,280	431
Lease expenses	41	0
Change in fair value of warrant derivative liability	90	0
Loss on acquisitions	146,980	0
Changes in operating assets and liabilities, net of effects of business acquisition:
Accounts receivable, net	(99)	(196)
Inventories, net	232	(400)
Prepaid expenses and other current assets	(101)	(208)
Other assets	(140)	0
Accounts payable	(1,695)	55
Accrued liabilities	2,738	(645)
Deferred revenue	245	66
Deferred rent	(15)	6
Other	(17)	0
Cash Used in Operating Activities	(20,969)	(6,903)
Cash Flow from Investing Activities
Acquisition of property and equipment	(110)	(31)
Cash acquired in the May Acquisitions	416	0
Acquisition of Halo	(20,513)	0
Cash Used in Investing Activities	(20,207)	(31)
Cash Flow from Financing Activities
Cash advance, net	(1,899)	1,840
Proceeds from shares issued pursuant to private placement, net	15,826	4,668
Proceeds from investor prepayment	500	0
Proceeds from revolving line of credit	5,000	2,615
Proceeds from line of credit	6,200	0
Payment of line of credit	(6,200)	0
Proceeds from related party note	0	1,600
Payments on related party note	(1,600)	0
Proceeds from short term loan	20,500	0
Proceeds from November 2019 Notes	2,750	0
Proceeds from warrant exercise	4,007	0
Debt issuance costs	(720)	0
Cash Provided by Financing Activities	39,764	10,723
Net Increase in Cash and cash equivalents and Restricted cash	(1,412)	3,789
Total Cash and cash equivalents, Beginning of Period	3,946	157
Total Cash and cash equivalents and Restricted cash, End of Period	2,534	3,946
Supplemental Cash Flow Information
Right-of-use asset recorded upon adoption of ASC 842	421
Operating lease liability recorded upon adoption of ASC 842	(429)
Noncash acquisition of right-of-use asset for leases entered into during period	607
Noncash acquisition of operating lease liability for leases entered into during the period	(594)
TruPet, LLC [Member]
Cash Flow from Financing Activities
Payment of line of credit	$ (4,600)	$ 0